The Hartford Small Cap Growth Fund Investment Strategy - The Hartford Small Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks its investment objective by investing primarily in common stocks of small capitalization companies that the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), believes have superior growth potential. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies. Wellington Management uses fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations. The investment process is aided by a proprietary screening tool that helps to identify companies with these characteristics. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market. The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2025, this range was approximately $1.27 million to $31.15 billion. The market capitalization range of these indices changes over time.Effective upon the compliance date of amendments to Rule 35d-1 (currently, March 1, 2027), the Fund will revise its 80% investment policy. Specifically, effective upon the compliance date of amendments to Rule 35d-1, under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of small capitalization growth companies. Wellington Management will determine whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included within a third-party growth index (e.g. the Russell 3000 Growth Index or the MSCI USA IMI Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth. A company may be determined to be a growth company under any of these factors.